Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Growth Opportunities Fund

(the “Fund”)

Supplement dated February 14, 2018 to the Statutory

Prospectus (“Prospectus”) dated December 29, 2017, as supplemented to date

The Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Growth Opportunities Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.20%		0.45%		0.06%		0.31%		0.20%		0.20%		0.05%		0.20%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.20%		0.20%		0.06%		0.06%		0.20%		0.20%		0.05%		0.20%
Total Annual Fund Operating Expenses	1.35%		2.10%		0.96%		1.46%		1.10%		1.60%		0.95%		1.35%
Fee Waiver and Expense Limitation[4]	(0.06)%		(0.06)%		(0.01)%		(0.01)%		(0.06)%		(0.06)%		(0.01)%		(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.29%		2.04%		0.95%		1.45%		1.04%		1.54%		0.94%		1.29%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Growth Opportunities Fund—Summary—Expense Example” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$949	$1,243	$2,080
Class C Shares
– Assuming complete redemption at end of period	$307	$652	$1,123	$2,426
– Assuming no redemption	$207	$652	$1,123	$2,426
Institutional Shares	$97	$305	$530	$1,177
Service Shares	$148	$461	$796	$1,745
Investor Shares	$106	$344	$600	$1,335
Class R Shares	$157	$499	$865	$1,895
Class R6 Shares	$96	$302	$525	$1,165
Class T Shares	$378	$661	$965	$1,828

Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Growth Opportunities Fund

(the “Fund”)

Supplement dated February 14, 2018 to the Statutory

Prospectus (“Prospectus”) dated December 29, 2017, as supplemented to date

The Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Growth Opportunities Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.20%		0.45%		0.06%		0.31%		0.20%		0.20%		0.05%		0.20%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.20%		0.20%		0.06%		0.06%		0.20%		0.20%		0.05%		0.20%
Total Annual Fund Operating Expenses	1.35%		2.10%		0.96%		1.46%		1.10%		1.60%		0.95%		1.35%
Fee Waiver and Expense Limitation[4]	(0.06)%		(0.06)%		(0.01)%		(0.01)%		(0.06)%		(0.06)%		(0.01)%		(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.29%		2.04%		0.95%		1.45%		1.04%		1.54%		0.94%		1.29%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Growth Opportunities Fund—Summary—Expense Example” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$949	$1,243	$2,080
Class C Shares
– Assuming complete redemption at end of period	$307	$652	$1,123	$2,426
– Assuming no redemption	$207	$652	$1,123	$2,426
Institutional Shares	$97	$305	$530	$1,177
Service Shares	$148	$461	$796	$1,745
Investor Shares	$106	$344	$600	$1,335
Class R Shares	$157	$499	$865	$1,895
Class R6 Shares	$96	$302	$525	$1,165
Class T Shares	$378	$661	$965	$1,828

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Management Fees” have been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	$ 674
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,243
10 Years	rr_ExpenseExampleYear10	$ 2,080
Goldman Sachs Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	$ 307
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,123
10 Years	rr_ExpenseExampleYear10	2,426
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,426
Goldman Sachs Growth Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	530
10 Years	rr_ExpenseExampleYear10	$ 1,177
Goldman Sachs Growth Opportunities Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	$ 148
3 Years	rr_ExpenseExampleYear03	461
5 Years	rr_ExpenseExampleYear05	796
10 Years	rr_ExpenseExampleYear10	$ 1,745
Goldman Sachs Growth Opportunities Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	$ 1,335
Goldman Sachs Growth Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	865
10 Years	rr_ExpenseExampleYear10	$ 1,895
Goldman Sachs Growth Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,165
Goldman Sachs Growth Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	$ 378
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	965
10 Years	rr_ExpenseExampleYear10	$ 1,828

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.